Label	Element	Value
Bridge Builder Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Bridge Builder Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Bridge Builder Large Cap Value Fund (the “Fund” or the “Large Cap Value Fund”) is to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as annual program or administrative fees for participating in Edward Jones Advisory Solutions® (“Advisory Solutions”), which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 28, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Adviser’s agreement to waive management fees until October 28, 2023). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal market conditions, at least 80% of its net assets (plus the amount of borrowings for investment purposes) in the securities of large capitalization companies and other instruments, such as certain investment companies (see below), with economic characteristics that seek to track the performance of securities of large capitalization companies. The Fund defines large capitalization companies as companies whose market capitalizations at the time of purchase typically fall within the range of the Russell 1000® Index (as of July 1, 2022, companies with capitalizations between approximately $2.9 billion and $2.5 trillion). The market capitalization of the companies included in the Russell 1000® Index will change with market conditions. While the Fund primarily invests in equity securities of large capitalization companies, it may also invest in securities of medium and small capitalization companies. The Fund may invest in securities issued by U.S. and foreign entities. The Fund may invest in American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”). The Fund may also invest in other investment companies, including other open‑end or closed‑end investment companies and exchange-traded funds (“ETFs”) that have characteristics that are consistent with the Fund’s investment objective. The Fund may also invest a portion of its assets in securities of real estate investment trusts (“REITs”), which are companies that own and/or manage real estate properties. From time to time, the Fund may also buy or sell derivatives, principally futures contracts for cash equitization purposes. From time to time, the Fund may also focus its investments in a particular sector of the market, such as the financials sector. The Fund follows an investing style that favors value investments.
The Fund’s portfolio is constructed by combining the investment styles and strategies of multiple sub‑advisers that have been or will be retained by the Adviser (each a “Sub‑adviser”). Each Sub‑adviser may use both its own proprietary and external research and securities selection processes to manage its allocated portion of the Fund’s assets.
Portfolio securities may be sold at any time. Sales may occur when a Sub‑adviser seeks to take advantage of what a Sub‑adviser considers to be a better investment opportunity, when a Sub‑adviser believes the portfolio securities no longer represent relatively attractive investment opportunities, or when a Sub‑adviser believes it would be appropriate to do so in order to readjust the asset allocation of its portion of the Fund’s investment portfolio.
The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub‑adviser. The Adviser allocates Fund assets for each investment strategy to the following Sub‑advisers: Artisan Partners Limited Partnership (“Artisan Partners”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), LSV Asset Management (“LSV”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wellington Management Company LLP (“Wellington Management”). The Adviser may adjust allocations to the Sub‑advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub‑adviser. Below is a summary of each Sub‑adviser’s principal investment strategies.
Artisan Partners’ Principal Investment Strategies
Artisan Partners employs a fundamental investment process to construct a diversified portfolio of equity securities across a broad capitalization range. Artisan Partners seeks to invest in companies that are undervalued, in solid financial condition, and have attractive business economics. Artisan Partners believes that companies with these characteristics are less likely to experience eroding values over the long term.
Artisan Partners values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. Artisan Partners prefers companies with an acceptable level of debt and positive cash flow. At a minimum, Artisan Partners seeks to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders. Artisan Partners favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.
Barrow Hanley’s Principal Investment Strategies
Barrow Hanley invests primarily in large capitalization securities. As a traditional value manager, Barrow Hanley searches for companies that are temporarily undervalued for reasons Barrow Hanley can identify, understand, and believe will improve over time. In its valuation framework, Barrow Hanley strives to construct portfolios that trade at levels below the market across multiple metrics, such as the price‑to‑earnings and the price‑to‑book ratios, while simultaneously delivering an above-market dividend yield. Barrow Hanley’s goal is to generate alpha by building a high active share portfolio with an asymmetrical risk/return profile that maximizes upside potential while minimizing risk.
BlackRock’s Principal Investment Strategies
BlackRock invests in equity securities with the objective of approximating as closely as practicable the capitalization weighted total rate of return of the segment of the United States market for publicly traded equity securities represented by the 1,000 largest capitalized companies. The criterion for the selection of investments is the Russell 1000® Value Index.
LSV’s Principal Investment Strategies
LSV primarily invests in large and medium capitalization U.S. companies. LSV uses a bottom‑up investment style, seeking to identify companies that are trading at prices substantially below their intrinsic value. LSV follows an active investment strategy, focusing on using data and financial information and combining such information with the rigor of a quantitative model.
T. Rowe Price’s Principal Investment Strategies
T. Rowe Price’s active investment approach emphasizes the value of large-capitalization stocks that have a strong track record of paying dividends or that are believed to be undervalued. T. Rowe Price typically employs a “value” approach in selecting investments. T. Rowe Price’s in‑house research team seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. In selecting investments for its allocated portion of the Fund, T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield relative to the broader equity market; low price/earnings ratio relative to the broader equity market; a sound balance sheet and other positive financial characteristics; or low stock price relative to a company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price typically invests in U.S. common stocks and may invest in foreign stocks. The portion of the Fund managed by T. Rowe Price may also at times invest significantly in certain sectors, such as the financials and healthcare sectors.
Wellington Management’s Principal Investment Strategies
Wellington Management normally invests a significant portion of its assets in the equity securities of large-capitalization companies, though it may invest in the securities of companies with any market capitalization.
Wellington Management uses substantial proprietary, fundamental research resources to identify companies with superior prospects for dividend growth and capital appreciation that sell at reasonable valuation levels. Wellington Management believes that above average growth in dividends is an effective and often overlooked indicator of higher quality, shareholder-oriented companies that have the ability to produce consistent, above-average returns over the long term.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares varies as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You may lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks affecting the Fund that can cause a decline in value are set forth below. The risks are ordered in alphabetical order after the first five risks, although the order of the risk factors does not indicate the significance of any particular risk factor. Any additional risks associated with the Fund’s non‑principal investments are described in the Statement of Additional Information (“SAI”). The SAI also provides additional information about the risks associated with the Fund’s principal investments described herein.
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Market Risk. The overall market may perform poorly or the returns from the securities in which the Fund invests may underperform returns from the general securities markets, a particular securities market, or other types of investments. A variety of factors can influence underperformance and can have a significant impact on the Fund and its investments, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, and recessions. In addition, the impact of any epidemic, pandemic, natural disaster, spread of infectious illness or other public health issue, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

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Equity Risk. The value of equity securities will rise and fall over short or extended periods of time in response to the activities of the company that issued them, general market conditions, and/or economic conditions.

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Active Management Risk. A significant portion of the Fund is actively managed with discretion and may underperform market indices, including relevant benchmark indices, or other mutual funds with similar investment objectives. In addition, to the extent that a Sub‑adviser’s investment strategy uses a quantitative investment model to evaluate and recommend investment decisions for the Fund, the Fund can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends.

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Larger Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

●
Value Style Risk. The Fund is managed primarily in a value investment style. Value stocks can perform differently from the market as a whole and other types of stocks and may underperform other types of investments or investment styles, as different market styles tend to shift in and out of favor depending upon market conditions and other factors. Value stocks are believed to be undervalued relative to their projected underlying profitability.

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American Depositary Receipts or Global Depositary Receipts Risk. ADRs and GDRs have the same currency and economic risks as the underlying non‑U.S. securities they represent. They are affected by the risks associated with non‑U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.

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Counterparty Risk. When the Fund enters into an investment contract, such as a derivative or a repurchase agreement, the Fund is exposed to the risk that the other party may be unable or unwilling to fulfill its obligations, which could adversely impact the value of the Fund.

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Currency Risk. As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, adversely affecting the value of the Fund.

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Derivatives Risk. An investment in derivatives (such as futures contracts) may not perform as anticipated by the Sub‑advisers, may not be able to be closed out at a favorable time or price, or may increase the Fund’s volatility. Derivatives may create investment leverage so that when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment or when used for hedging purposes, the derivative may not provide the anticipated protection, causing the Fund to lose money on both the derivative and the exposure the Fund sought to hedge. Increases and decreases in the value of the Fund’s portfolio may be magnified when the Fund uses leverage. Derivatives are also subject to correlation risk, which is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate, or index. The Fund’s use of derivatives is also subject to market risk, which is described above, and liquidity risk, which is described below.

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Foreign Securities Risk. The risks of investing in foreign securities can increase the potential for losses in the Fund and may include currency risk, political and economic instability, additional or fewer government regulations, less publicly available information, limited trading markets, differences in financial reporting standards, fewer protections for passive investors, and less stringent regulation of securities markets. In addition, periodic U.S. Government prohibitions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

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Investment Company and Exchange Traded Fund Risk. An investment company, including an ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively. Large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses.

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Investment Strategy Risk. There is no assurance the Fund’s investment objective will be achieved. Investment decisions may not produce the expected results. The value of the Fund may decline, and the Fund may underperform other funds with similar objectives and strategies.

●	Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole or other similar securities.
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LIBOR Replacement Risk. The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. The publication of LIBOR on a representative basis ceased for the one‑week and two‑month U.S. dollar LIBOR settings immediately after December 31, 2021 and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

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Liquidity Risk. Low trading volume, a lack of a market maker, or contractual or legal restrictions may limit the Fund’s ability to value securities, or prevent the Fund from selling securities or closing derivative positions at desirable times or prices.

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Multi-Manager and Multi-Style Management Risk. The Fund allocates its assets to multiple Sub‑advisers believed to have complementary styles. These investment styles, at times, may not be complementary and could result in more exposure to certain types of securities. Because portions of the Fund’s assets are managed by different Sub‑advisers using different styles, the Fund could engage in overlapping or conflicting securities transactions. Overlapping transactions could lead to multiple Sub‑advisers purchasing the same or similar securities at the same time, potentially leading to the Fund holding a more concentrated position in these securities. Conversely, certain Sub‑advisers may be purchasing securities at the same time other Sub‑advisers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.

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Passive Management Risk. Because the portion of the Fund allocated to BlackRock is managed so that its total return closely corresponds with that of the Russell 1000® Value Index, the Fund faces a risk of poor performance if the Russell 1000® Value Index declines generally or performs poorly relative to other U.S. equity indexes or individual stocks, the stocks of companies which comprise the Russell 1000® Value Index fall out of favor with investors, or an adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the Russell 1000® Value Index.

●	Real Estate Investment Trusts Risk. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants’ credit.
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Redemption Risk. The Fund may experience losses or realize taxable gains when selling securities to meet redemption requests. This risk is greater for larger redemption requests or redemption requests during adverse market conditions.

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Regulatory and Judicial Risk. The regulation of security markets, transactions and portfolio companies is subject to change. Such regulatory changes and judicial actions could have a substantial adverse effect on the Fund’s performance.

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Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more diversified across numerous sectors.

○
Financials Sector Risk. From time to time, the Fund may focus its investments in the financials sector. The financials sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, the availability and cost of capital, and the impact of more stringent capital requirements. The Fund may be adversely affected by events or developments negatively impacting the financials sector. For example, events in the financials sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur losses.

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Smaller Company Risk. Investments in smaller capitalization companies (including medium capitalization and small capitalization companies) may have greater risks, as these companies may have less operating history, narrower product or customer markets, and fewer managerial and financial resources than more established companies. Smaller capitalization stocks may be more volatile and have less liquidity.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one and five years and since inception compared to that of a broad measure of market performance. The performance information shown here reflects only Fund performance and does not reflect annual program or administrative fees you may be charged for participating in Advisory Solutions. See the Fund’s website www.bridgebuildermutualfunds.com/literature for updated performance information. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s year‑to‑year performance and the table shows how the Fund’s average annual total returns for one and five years and since inception compared to that of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bridgebuildermutualfunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year‑by‑Year Total Returns Calendar Year Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns
Highest (quarter ended December 31, 2020)	18.11%
Lowest (quarter ended March 31, 2020)	-26.31%
The performance information shown above is based on a calendar year. The Fund’s performance (before taxes) from 1/1/22 to 9/30/22 was ‑16.67%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual marginal income tax rates and do not reflect the impact of state and local taxes. Actual after‑tax returns depend on the investor’s tax situation and may differ from those shown. The after‑tax returns shown are not relevant to investors who hold their shares through tax‑deferred arrangements such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Russell 1000® Value Index measures the performance of the large‑cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price‑to‑book ratios and lower expected growth values. The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike a mutual fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Return as of December 31, 2021
Bridge Builder Large Cap Value Fund | Bridge Builder Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.44%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.46%
Less Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.23%
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	124
5 Years	rr_ExpenseExampleYear05	235
10 Years	rr_ExpenseExampleYear10	$ 557
2016	rr_AnnualReturn2016	15.66%
2017	rr_AnnualReturn2017	17.19%
2018	rr_AnnualReturn2018	(8.14%)
2019	rr_AnnualReturn2019	28.48%
2020	rr_AnnualReturn2020	9.56%
2021	rr_AnnualReturn2021	26.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s performance (before taxes) from 1/1/22 to 9/30/22
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(16.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.31%)
1 Year	rr_AverageAnnualReturnYear01	26.18%
5 Years	rr_AverageAnnualReturnYear05	13.84%
Since Inception	rr_AverageAnnualReturnSinceInception	11.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Large Cap Value Fund | Return After Taxes on Distributions | Bridge Builder Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.82%
5 Years	rr_AverageAnnualReturnYear05	12.90%
Since Inception	rr_AverageAnnualReturnSinceInception	10.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Large Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Bridge Builder Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.61%
5 Years	rr_AverageAnnualReturnYear05	10.89%
Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015
Bridge Builder Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.16%
5 Years	rr_AverageAnnualReturnYear05	11.16%
Since Inception	rr_AverageAnnualReturnSinceInception	10.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2015

[1]
Olive Street Investment Advisers, LLC (the “Adviser”) has contractually agreed, until at least October 28, 2023 to waive its management fees to the extent management fees to be paid to the Adviser exceed the management fees the Fund is required to pay the Fund’s sub‑advisers. This contractual agreement may only be changed or eliminated before October 28, 2023 with the approval of the Board of Trustees (the “Board”). Such waivers are not subject to reimbursement by the Fund.

[2]	Other Expenses include acquired fund fees and expenses less than 0.01%.